ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNT RECEIVABLES

The gross and realizable value of accounts receivable are detailed as follows:

	December 31,
	2025	2024
	(in thousands)
Accounts receivable	$26,533	$33,544
Allowance for credit losses	(12,570)	(15,567)
Total	$13,963	$17,977

SCHEDULE OF CHANGES IN ALLOWANCES FOR ESTIMATED CREDIT LOSSES

Changes in allowances for estimated credit losses consisted of:

Allowance for
Estimated Credit Losses
(in thousands)
Balance at December 31, 2023	$(14,979)
Current period provision for expected credit losses	(895)
Foreign currency exchange adjustments	307
Balance at December 31, 2024	$(15,567)
Current period provision for expected credit losses	(696)
Write-offs	5,763
Deconsolidation	(488)
Foreign currency exchange adjustments	(1,582)
Balance at December 31, 2025	$(12,570)